Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Nov. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Light Era Development Co., Ltd. (LED) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Planning and development of real estate and intelligent buildings, and property management
Percentage of Ownership	100.00%				100.00%
Donghwa Telecom Co., Ltd. (DHT) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership	100.00%				100.00%
Chunghwa Telecom Singapore Pte., Ltd. (CHTS) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership	100.00%				100.00%
Chunghwa System Integration Co., Ltd. (CHSI) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Providing system integration services and telecommunications equipment
Percentage of Ownership	100.00%				100.00%
Chunghwa Investment Co., Ltd. (CHI) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership	89.00%				89.00%
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Network integration, internet data center (“IDC”), communications integration and cloud application services
Percentage of Ownership	67.00%				69.00%
CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Digital information supply services and advertisement services
Percentage of Ownership	100.00%				100.00%
Prime Asia Investments Group Ltd. (B.V.I.) (Prime Asia) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership	100.00%				100.00%
Spring House Entertainment Tech. Inc. (SHE) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Digital entertainment contents production, animated character licensing and endorsement, and mobile digital platform construction
Percentage of Ownership	56.00%				56.00%
Chunghwa Telecom Global, Inc. ("CHTG") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, internet services, and transit services
Percentage of Ownership	100.00%				100.00%
Chunghwa Telecom Vietnam Co., Ltd. (CHTV) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services
Percentage of Ownership	100.00%				100.00%
Smartfun Digital Co., Ltd. (SFD) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Providing diversified family education digital services
Percentage of Ownership	65.00%				65.00%
Chunghwa Telecom Japan Co., Ltd. (CHTJ) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership	100.00%				100.00%
Chunghwa Sochamp Technology Inc. (CHST) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design, development and production of Automatic License Plate Recognition software and hardware
Percentage of Ownership	51.00%				51.00%
Honghwa International Co., Ltd. (HHI) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunication engineering, sales agent of mobile phone plan application and other business services
Percentage of Ownership	100.00%				100.00%
Chunghwa Leading Photonics Tech Co., Ltd. (CLPT) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Production and sale of electronic components and finished products
Percentage of Ownership	75.00%				75.00%
Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, ICT and cloud VAS services
Percentage of Ownership	100.00%			100.00%
New Prospect Investments Holdings Ltd. (B.V.I.) (New Prospect) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership					100.00%
Chunghwa Telecom Security Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identify services
Percentage of Ownership	80.00%
Chunghwa Telecom Co., Ltd. [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Handset and peripherals retailer; sales of CHT mobile phone plans as an agent
Percentage of Ownership	28.93%				29.00%
Chunghwa Telecom Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	70.43%	69.31%
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership						29.31%	28.18%
Senao International Co., Ltd. (SENAO) [Member] | Senao International (Samoa) Holding Ltd. (SIS) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International investment
Percentage of Ownership	100.00%				100.00%
Senao International Co., Ltd. (SENAO) [Member] | Youth Co., Ltd. (Youth) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership	89.00%				89.00%
Senao International Co., Ltd. (SENAO) [Member] | Aval Technologies Co., Ltd. (Aval) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership	100.00%				100.00%
Senao International Co., Ltd. (SENAO) [Member] | SENYOUNG Insurance Agent Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Property and liability insurance agency
Percentage of Ownership	100.00%		100.00%
Youth Co., Ltd. (Youth) [Member] | ISPOT Co., Ltd. (ISPOT) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership	100.00%				100.00%
Youth Co., Ltd. (Youth) [Member] | Youyi Co., Ltd. (Youyi) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Maintenance of information and communication technologies products
Percentage of Ownership	100.00%				100.00%
CHIEF Telecom Inc. (CHIEF) [Member] | Unigate Telecom Inc. (Unigate) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership	100.00%				100.00%
CHIEF Telecom Inc. (CHIEF) [Member] | Chief International Corp. (CIC) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership	100.00%				100.00%
CHIEF Telecom Inc. (CHIEF) [Member] | Shanghai Chief Telecom Co., Ltd. (SCT) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership	49.00%				49.00%
Chunghwa System Integration Co., Ltd. (CHSI) [Member] | Concord Technology Co., Ltd. (Concord) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership	100.00%				100.00%
Spring House Entertainment Tech. Inc. (SHE) [Member] | Ceylon Innovation Co., Ltd. (CEI) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	E-book publishing and copyright negotiation of digital music
Chunghwa Investment Co., Ltd. (CHI) [Member] | Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Production and sale of semiconductor testing components and printed circuit board
Percentage of Ownership	38.00%				41.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Chunghwa Investment Holding Co., Ltd. (CIHC) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Concord Technology Co., Ltd. (Concord) [Member] | Glory Network System Service (Shanghai) Co., Ltd. (GNSS (Shanghai) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design, development and production of computer and internet software, installment, maintenance and consulting services of information system integration, and sales of self-production products
Percentage of Ownership					100.00%
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member] | Chunghwa Precision Test Tech. USA Corporation (CHPT (US) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design and after-sale services of semiconductor testing components and printed circuit board
Percentage of Ownership	100.00%				100.00%
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member] | CHPT Japan Co., Ltd. (CHPT (JP) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Related services of electronic parts, machinery processed products and printed circuit board
Percentage of Ownership	100.00%				100.00%
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member] | Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Wholesale and retail of electronic materials, and investment
Percentage of Ownership	100.00%				100.00%
Senao International (Samoa) Holding Ltd. (SIS) [Member] | Senao International HK Limited (SIHK) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International investment
Percentage of Ownership	100.00%				100.00%
Chunghwa Investment Holding Co., Ltd. (CIHC) [Member] | CHI One Investment Co., Limited (COI) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Prime Asia Investments Group Ltd. (B.V.I.) (Prime Asia) [Member] | Chunghwa Hsingta Co., Ltd. ("CHC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership	100.00%				100.00%
Senao International HK Limited (SIHK) [Member] | Senao Trading (Fujian) Co., Ltd. (STF) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership	100.00%				100.00%
Senao International HK Limited (SIHK) [Member] | Senao International Trading (Shanghai) Co., Ltd. (SITS) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership	100.00%				100.00%
Senao International HK Limited (SIHK) [Member] | Senao International Trading (Shanghai) Co Ltd (SEITS) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Maintenance of information and communication technologies products
Percentage of Ownership	100.00%				100.00%
Senao International HK Limited (SIHK) [Member] | Senao International Trading (Jiangsu) Co., Ltd. (SITJ) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership	100.00%				100.00%
Chunghwa Hsingta Co., Ltd. ("CHC") [Member] | Chunghwa Telecom (China) Co., Ltd. ("CTC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Integrated information and communication solution services for enterprise clients, and intelligent energy network service
Percentage of Ownership	100.00%				100.00%
Chunghwa Hsingta Co., Ltd. ("CHC") [Member] | Jiangsu Zhenhua Information Technology Company, LLC. ("JZIT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Providing intelligent energy saving solution and intelligent buildings services
Percentage of Ownership	75.00%				75.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Shanghai Taihua Electronic Technology Limited ("STET") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design of printed circuit board and related consultation service
Percentage of Ownership	100.00%				100.00%